Consolidated Statements of Financial Position - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash at bank	$ 3,142,000	$ 3,611,000
Other receivables	12,000	20,000
Inventory	34,000	34,000
Security deposit	28,000	28,000
Prepaid expenses and other current assets	175,000	200,000
Total current assets	3,391,000	3,893,000
Non-current assets
Property and equipment	21,000	28,000
Operating lease right-of-use asset, net	439,000	422,000
Total assets	3,851,000	4,343,000
Current liabilities
Accounts payable and accrued liabilities	1,823,000	1,772,000
Operating lease liability due within one year	0	58,000
Total current liabilities	1,823,000	1,830,000
Long term operating lease liability	445,000	368,000
Total liabilities	2,268,000	2,198,000
Equity
Share capital - unlimited authorized shares at no par value 84,496 and 77,961 shares outstanding at September 30, 2021 and December 31, 2020, respectively	163,504,000	151,722,000
Share capital subscription receivable	(589,000)	(589,000)
Additional paid-in capital	28,420,000	31,037,000
Accumulated deficit	(189,752,000)	(180,025,000)
Total stockholders' equity	1,583,000	2,145,000
Total liabilities and stockholders' equity	$ 3,851,000	$ 4,343,000